OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related accruals	$ 1,476	$ 1,895
Accrued expenses - subcontractors	1,433	1,053
Accrued expenses	486	607
Accrued commissions		434
Tax authorities	602	361
Derivatives Instruments	216
Others	54
Total other accounts payable and accrued expenses	$ 4,267	$ 4,350